united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22710

Total Income+ Real Estate Fund

(Exact name of registrant as specified in charter)

712 Fifth Avenue, 9th floor, New York NY 10019

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-(888) 459-1059

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

Item 1. Schedule of Investments.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016
Shares	Security	Value
	PRIVATE EQUITY REAL ESTATE SECURITIES - 80.40%
	APARTMENTS - 4.34%
212	Sentinel Real Estate Fund	$ 17,474,715

	DIVERSIFIED - 73.34%
16,808	AEW Core Property Trust	16,203,828
194	Blackrock Granite Property	17,563,173
21,354	Blackstone Property Partners *	24,813,217
45,489	Clarion Lion Properties Fund	60,901,787
11,968	Heitman American Real Estate Fund	13,602,235
109	Invesco Real Estate Fund	17,982,754
7,380,281	J.P. Morgan US Real Estate Growth & Income LP	10,479,999
9,826	MEPT Edgemoor LP**	17,839,496
1,405	Morgan Stanley Prime Property Fund LLC	23,740,410
702,353	Principal Enhanced Property Fund LP	8,070,034
10,195	Prudential PRISA 1	13,979,678
144,313	RREEF America REIT II, Inc.	16,255,435
24,112	Stockbridge Smart Markets Fund	33,869,446
1	Stockbridge Value Fund II	6,883,767
622	UBS Trumbull Property G&I Fund	13,042,488
		295,227,747
	INDUSTRIAL - 2.72%
3,506	Clarion Lion Industrial Trust	5,075,218
5,209	Prologis Targeted US Logistics	5,886,938
		10,962,156

	TOTAL PRIVATE EQUITY REAL ESTATE SECURITIES (Cost - $280,352,504)	323,664,618

	PUBLIC EQUITY REAL ESTATE SECURITIES - 3.56%
	PUBLIC NON-TRADED REAL ESTATE INVESTMENT TRUSTS - 0.32%
	DIVERSIFIED - 0.28%
68,376	CNL Lifestyle Properties #	196,239
61,761	Dividend Capital Diversified Property Fund	455,181
140,161	Highlands REIT #	49,056
140,161	InvenTrust Properties Trust #	420,482
		1,120,958
	OFFICE - 0.04%
27,152	Hines Real Estate Investment Trust #	165,900

	PUBLICLY TRADED REAL ESTATE INVESTMENT TRUSTS - 3.24%
	APARTMENTS - 0.32%
3,065	Apartment Investment & Management Co	135,350
868	AvalonBay Communities,, Inc..	156,579
4,402	Education Realty Trust, Inc.	203,108
1,806	Equity Residential	124,397
507	Essex Property Trust, Inc.	115,642
2,531	Mid-America Apartment Communities, Inc.	269,298
13,206	Monogram Residential Trust, Inc.	134,833
4,530	UDR, Inc.	167,248
		1,306,455
Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares	Security	Value
	DATA CENTERS - 0.34%
4,892	CoreSite Realty Corp.	$ 433,871
16,919	Digital Realty Trust, Inc.	686,691
5,007	DuPont Fabros Technology, Inc.	238,033
		1,358,595
	DIVERSIFIED - 0.08%
2,054	PS Business Parks, Inc.	217,888
3,884	Washington Real Estate Investment Trust	122,191
		340,079
	HEALTHCARE - 0.12%
5,194	Healthcare Realty Trust, Inc.	181,738
5,668	Healthcare Trust of America, Inc.	183,303
2,435	LTC Properties, Inc.	125,963
		491,004
	HOTELS - 0.07%
17,520	Xenia Hotels & Resorts, Inc.	293,986

	INDUSTRIAL - 0.41%
7,154	CyrusOne, Inc.	398,192
4,500	DCT Industrial Trust, Inc.	216,180
6,112	Duke Realty Corp.	162,946
5,785	First Industrial Realty Trust, Inc.	160,938
13,560	STAG Industrial, Inc.	351,204
13,525	Terreno Realty Corp.	355,571
		1,645,031
	MANUFACTURED HOMES - 0.14%
4,671	Equity LifeStyle Properties, Inc.	373,914
2,464	Sun Communities, Inc.	188,841
		562,755
	OFFICE - 0.36%
2,650	Columbia Property Trust, Inc.	56,710
13,662	Corporate Office Properties Trust	354,939
4,034	Douglas Emmett, Inc.	143,288
5,049	Equity Commonwealth	147,077
2,453	Highwoods Properties, Inc.	129,518
4,140	Mack-Cali Realty Corp.	111,780
5,770	Piedmont Office Realty Trust, Inc.	124,286
1,968	Tier REIT, Inc.	30,169
13,900	VEREIT, Inc.	360,010
		1,457,777
	REGIONAL MALLS - 0.30%
14,225	CBL & Associates Properties, Inc.	354,629
698	Simon Property Group, Inc.	151,396
13,725	Taubman Centers, Inc.	357,536
13,717	WP Glimcher, Inc.	351,704
		1,215,265
	SELF STORAGE - 0.26%
8,234	CubeSmart	254,266
3,403	Extra Space Storage, Inc.	314,914
1,047	Public Storage	267,603
2,065	Sovran Self Storage, Inc.	216,660
		1,053,443
Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Shares	Security	Value
	SHOPPING CENTERS - 0.48%
4,632	Equity One, Inc.	$ 149,058
1,325	Federal Realty Investment Trust	219,354
19,281	Kimco Realty Corp.	527,537
2,453	Regency Centers Corp.	205,390
10,244	Retail Opportunity Investments Corp.	221,987
13,720	Retail Properties of America, Inc.	359,601
1,887	Saul Centers, Inc.	116,447
3,324	Weingarten Realty Investors	135,686
		1,935,060
	SINGLE TENANT - 0.21%
6,415	Agree Realty Corp.	309,460
6,747	Getty Realty Corp.	144,723
2,952	National Retail Properties, Inc.	152,677
3,318	Realty, Income Corp.	230,136
		836,996
	SPECIALITY- 0.15%
2,626	EPR Properties	211,866
916	Equinix, Inc.	355,161
		567,027

	TOTAL PUBLIC EQUITY REAL ESTATE SECURITIES (Cost - $31,283,275)	14,350,331

	SHORT-TERM INVESTMENTS - 15.81%
63,623,077	Dreyfus Cash Management - Institutional Class, 0.30% + ^	$ 63,623,077
	TOTAL SHORT-TERM INVESTMENTS (Cost - $63,623,077)

	TOTAL INVESTMENTS - 99.77% (Cost - $375,258,856) (a)	401,638,026
	OTHER ASSETS LESS LIABILITIES - 0.23%	911,646
	NET ASSETS - 100.00%	$ 402,549,672

* Non-income producing security.
**Holding is comprised of two entities with the same issuer .
# Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $831,677 or 0.21% of net assets.
+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2016.
^ All or a portion of this security is held as collateral as of June 30, 2016.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $375,258,856 and differs from the value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 26,740,978
	Unrealized depreciation:	(361,808)
	Net unrealized appreciation:	$ 26,379,170

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Security Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end investment companies and exchange traded funds (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor (defined below), those securities will be valued at “fair value” as determined in good faith by the Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Valuation of Private Equity Real Estate Securities –The Fund invests a significant portion of its assets in Private Equity Real Estate Securities (“Private ERES”). The Private ERES measure their investment assets at fair value, and report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (‘ASC”) 820, the Fund has elected to apply the practical expedient and to value its investments in Private ERES at their respective NAVs at each quarter. For non-calendar quarter-end days, the Valuation Committee estimates the fair value of each Private ERES by adjusting the most recent NAV for each REIT by the change in a proprietary benchmark that the Valuation Committee has deemed to be representative of the entire Private ERES market. As of June 30, 2016, all of the Fund’s investments in Private ERES were valued at the respective NAVs of the Private ERES.

Valuation of Public Non-Traded Equity Real Estate Securities – The Fund may invest a portion of its assets in Public Non-Traded Equity Real Estate Securities (“Public Non-Traded ERES”). The Public Non-Traded ERES do not report periodic NAVs and therefore cannot be valued using the practical expedient. The Valuation Committee determines the fair value of Public Non-Traded ERES on a daily basis by considering various factors such as the most recent published NAV, the transaction price, secondary market trades, shareholder redemption and dividend reinvestment programs, and potential illiquidity discounts.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund's assets and liabilities measured at fair value:

Assets	Total Value	Level 1	Level 2	Level 3
Public Equity Real Estate Securities	$ 14,350,331	$ 13,518,654	-	$ 831,677
Short-Term Investments	63,623,077	63,623,077	-	-
Sub-Total	$ 77,973,408	$ 77,141,731	$ -	$ 831,677
Private Equity Real Estate Securities (1)	323,664,618	-	-	-
Total	$ 401,638,026	$ 77,141,731	$ -	$ 831,677
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

(1) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015. The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted. In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

Commitments – The Fund has unfunded commitments of $275,996,899 to fifteen of the Private Equity Real Estate Securities. The commitments will be funded when called through current assets at that time.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

		Real Estate Investment Trusts	Total
Beginning Balance		$ 1,163,934	$ 1,163,934
Total realized gain (loss)		31,390	31,390
Appreciation (Depreciation)		(252,979)	(252,979)
Cost of Purchases			-
Proceeds from Sales		-	-
Return of Capital		-	-
Accrued Interest		-	-
Net transfers in/out of level 3		(110,668)	(110,668)
Ending Balance		$ 831,677	$ 831,677

Total Income+ Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Significant unobservable valuation inputs for material Level 3 investments as of December 31, 2015, are as follows:

	Fair Value at	Valuation		Range
	6/30/2016	Technique	Unobservable Input	(Weighted Average)

Public Non-Traded Real Estate Investment Trusts	$ 831,677	Transaction Data	Dividend Reinvestment Plan Prices	$2.20 - $8.02
			Redemption Prices	$5.45 - $6.85
			Secondary Market Prices	$6.06 - $8.15
			Weighting of Transaction Prices by Volume (b)	1x - 9x
			Discount for Lack of Liquidity (a)	0%-30%

(a) Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

(b) Represents amounts used when the reporting entity has determined that market participant would use such multiples when pricing the investments.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Total Income+ Real Estate Fund

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, Principal Executive Officer/President

Date 8/29/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Jordan B. Ruddy

Jordan B. Ruddy, Principal Executive Officer/President

Date 8/29/16

By (Signature and Title)

*/s/ Jerry Novack

Jerry Novack, Principal Financial Officer/Treasurer

Date 8/29/16